EQUITY (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest on shareholders' equity (net) accumulated	R$ 23,924,636	R$ 17,542,153	R$ 14,502,765
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Interest on shareholders' equity (net) accumulated	24,549,089
Legal reserve	1,061,695
Adjusted calculation basis	23,487,394
Monthly and intermediary interest on shareholders' equity (gross), paid	2,299,273
Provisioned intermediary interest on shareholders' equity (gross)	5,300,000
(error)	3,000,000
Additional provisioned interest on equity (gross)	3,900,000
Withholding income tax on interest on shareholders' equity	(2,174,891)
Interest on shareholders' equity (net) accumulated	R$ 12,324,382	R$ 9,590,795
Interest on shareholders' equity (net) accumulated, percentage	52.47%	52.90%